SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges conferred by common shares:

The common shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Stock Option Plan:

On June 23, 2010, Senstar Technologies Ltd.’s Annual General Meeting approved the Company’s 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. In June 2013, Senstar Technologies Ltd.’s shareholders approved an increase to the number of common shares available for issuance under the 2010 Plan by an additional 500,000 shares. The 2010 Plan had an original term of ten years, which was extended in August 2020 for an additional 5 years, on which date Senstar Technologies Ltd.’s Board of Directors had also increased and set the number of common shares available for issuance under the 2010 Plan to 1,200,000 shares. As part of the Redomiciliation, the Company decided to cancel the 2010 Plan.

In August 2024, the Company adopted the Senstar Technologies Corporation Stock Option Plan, or the 2024 Plan.

The maximum number of Senstar Technologies Corporation’s common shares reserved for issuance under the 2024 Plan is 1,250,000 common shares (following an increase of additional 250,000 common Shares as was approved by the Board of Directors at April 2025). The board of directors, Senstar’s compensation committee, or another authorized committee of the Senstar’s board of directors, administers the 2024 Plan. Under the 2024 Plan, the administrator has the authority, subject to the terms of the 2024 Plan and applicable law, to (a) determine the eligible employees, consultants and directors to whom options may be granted; (b) grant options on such terms and conditions as it determines, including (i) the time at which options may be granted, (ii) the conditions under which options may be granted or forfeited, (iii) the number of Senstar’s common shares to be covered by an option, (iv) the exercise price of an option, (v) whether any restrictions or limitations apply on Senstar’s common shares issuable pursuant to such options, and (vi) the acceleration of vesting or exercisability, or the waiver of any termination provisions of any option; (c) determine whether an option is a qualifying option or non-qualifying option for Canadian tax purposes; (d) establish the form or forms of option agreements; (e) cancel, amend, adjust or otherwise change any option; (f) construe and interpret the 2024 Plan and all option agreements; (g) adopt, amend, prescribe and rescind administrative guidelines and rules relating to the 2024 Plan, including rules and regulations relating to sub-plans established for the purpose of satisfying applicable foreign laws or qualifying for favorable tax treatment under applicable foreign laws; and (h) make all other determinations and take all other actions necessary or advisable for the implementation and administration of the 2024 Plan.

As of December 31, 2025, 232,334 Senstar common shares were available for future option grants under the 2024 Plan.

A summary of employee option activity under the Company’s stock option plans as of December 31, 2025 and changes during the year ended December 31, 2025, and December 31, 2024 and changes during the year ended December 31, 2024 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	137,666	3.130	33.07	-
Granted	897,750	2.885	-	-
Exercised	(16,666)	2.361	-	-
Expired	(43,000)	3.2	-	-

Outstanding as of December 31, 2024	975,750	2.915	67.58	512.61

Exercisable as of December 31, 2024	54,667	3.247	22.38	10.55

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	975,750	2.915	67.58	512.61
Granted	33,250	4.160	-	-
Exercised	(5,000)	3.277	-	-
Expired	(8,000)	3.073	-	-

Outstanding as of December 31, 2025	996,000	2.953	56.70	1,869

Exercisable as of December 31, 2025	364,255	2.955	51.47	683

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025 and 2024 were $1.74 and $1.15, respectively. No options were granted in 2023. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of fiscal 2025 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company’s shares. The total intrinsic value of options exercised for the years ended December 31, 2025 and 2024 were approximately $4 and $12, respectively. As of December 31, 2023, there was no intrinsic value. As of December 31, 2025, there was approximately $448 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company’s stock option plan. This cost is expected to be recognized over a period of up to 3 years.

The options outstanding as of December 31, 2025 are follows:

Number of options outstanding as of December 31, 2025	Exercise price	Weighted average remaining contractual life (in months)	Number of options exercisable as of December 31, 2025

897,750	2.89	59.41	299,255
65,000	3.28	14.94	65,000
33,250	4.16	65.10	-

996,000		56.70	364,255

c.	Dividends:

Dividends, if any, will be declared and paid in U.S. dollars.